UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Series Mega Cap Fund

March 31, 2013

1.950945.100

AMHTI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.4%
Johnson Controls, Inc.	20,921	$ 733,699
Automobiles - 0.7%
Ford Motor Co.	88,294	1,161,066
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	9,500	947,055
Yum! Brands, Inc.	8,300	597,102
		1,544,157
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (a)	359	246,967
Media - 5.6%
Comcast Corp. Class A (special) (non-vtg.)	88,600	3,510,332
News Corp. Class A	19,500	595,140
The Walt Disney Co.	19,000	1,079,200
Time Warner Cable, Inc.	4,420	424,585
Time Warner, Inc.	45,100	2,598,662
Viacom, Inc. Class B (non-vtg.)	15,800	972,806
		9,180,725
Multiline Retail - 2.2%
Target Corp.	53,800	3,682,610
Specialty Retail - 2.1%
Home Depot, Inc.	9,505	663,259
Lowe's Companies, Inc.	74,000	2,806,080
		3,469,339
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	2,300	114,977
TOTAL CONSUMER DISCRETIONARY		20,133,540
CONSUMER STAPLES - 10.7%
Beverages - 3.1%
PepsiCo, Inc.	23,600	1,866,996
The Coca-Cola Co.	80,105	3,239,446
		5,106,442
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	21,800	1,198,782
Walgreen Co.	62,105	2,961,166
		4,159,948
Food Products - 0.7%
Kellogg Co.	18,540	1,194,532
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.5%
Kimberly-Clark Corp.	15,829	$ 1,550,925
Procter & Gamble Co.	54,500	4,199,770
		5,750,695
Tobacco - 0.9%
Altria Group, Inc.	6,527	224,464
Lorillard, Inc.	13,062	527,052
Philip Morris International, Inc.	6,900	639,699
		1,391,215
TOTAL CONSUMER STAPLES		17,602,832
ENERGY - 12.8%
Energy Equipment & Services - 2.3%
Halliburton Co.	40,800	1,648,728
National Oilwell Varco, Inc.	9,400	665,050
Schlumberger Ltd.	19,543	1,463,575
		3,777,353
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	19,640	1,515,422
Chevron Corp.	45,900	5,453,838
Exxon Mobil Corp.	62,700	5,649,897
Occidental Petroleum Corp.	44,330	3,474,142
The Williams Companies, Inc.	32,200	1,206,212
		17,299,511
TOTAL ENERGY		21,076,864
FINANCIALS - 19.2%
Capital Markets - 3.4%
BlackRock, Inc. Class A	2,800	719,264
Charles Schwab Corp.	97,008	1,716,072
Morgan Stanley	103,200	2,268,336
State Street Corp.	15,418	911,050
		5,614,722
Commercial Banks - 5.0%
PNC Financial Services Group, Inc.	18,288	1,216,152
U.S. Bancorp	45,100	1,530,243
Wells Fargo & Co.	146,183	5,407,309
		8,153,704
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 8.5%
Bank of America Corp.	248,465	$ 3,026,304
Citigroup, Inc.	90,517	4,004,472
JPMorgan Chase & Co.	145,535	6,907,091
		13,937,867
Insurance - 2.3%
AFLAC, Inc.	6,950	361,539
American International Group, Inc. (a)	24,700	958,854
MetLife, Inc.	54,800	2,083,496
Prudential Financial, Inc.	7,500	442,425
		3,846,314
TOTAL FINANCIALS		31,552,607
HEALTH CARE - 12.6%
Biotechnology - 1.0%
Amgen, Inc.	15,700	1,609,407
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	19,951	704,669
Baxter International, Inc.	8,500	617,440
Stryker Corp.	12,400	808,976
		2,131,085
Health Care Providers & Services - 3.7%
Aetna, Inc.	23,800	1,216,656
McKesson Corp.	16,845	1,818,586
UnitedHealth Group, Inc.	26,118	1,494,211
WellPoint, Inc.	24,600	1,629,258
		6,158,711
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	8,500	650,165
Pharmaceuticals - 6.2%
AbbVie, Inc.	27,838	1,135,234
Eli Lilly & Co.	10,813	614,070
Johnson & Johnson	40,900	3,334,577
Merck & Co., Inc.	88,000	3,892,240
Pfizer, Inc.	40,592	1,171,485
		10,147,606
TOTAL HEALTH CARE		20,696,974
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	10,200	$ 768,570
Precision Castparts Corp.	1,800	341,316
The Boeing Co.	22,207	1,906,471
United Technologies Corp.	13,900	1,298,677
		4,315,034
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	28,100	2,413,790
Industrial Conglomerates - 3.3%
General Electric Co.	232,009	5,364,048
Machinery - 0.4%
Illinois Tool Works, Inc.	11,300	688,622
Road & Rail - 1.7%
CSX Corp.	43,372	1,068,252
Norfolk Southern Corp.	12,766	984,003
Union Pacific Corp.	5,100	726,291
		2,778,546
TOTAL INDUSTRIALS		15,560,040
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.6%
Cisco Systems, Inc.	129,800	2,714,118
QUALCOMM, Inc.	22,800	1,526,460
		4,240,578
Computers & Peripherals - 4.1%
Apple, Inc.	15,199	6,727,533
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	5,107	4,055,111
IT Services - 4.7%
Accenture PLC Class A	6,100	463,417
Automatic Data Processing, Inc.	10,033	652,346
Cognizant Technology Solutions Corp. Class A (a)	18,865	1,445,248
IBM Corp.	6,700	1,429,110
MasterCard, Inc. Class A	3,750	2,029,238
Visa, Inc. Class A	9,900	1,681,416
		7,700,775
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. Class A	18,582	$ 644,238
Intel Corp.	16,300	356,155
		1,000,393
Software - 4.5%
Adobe Systems, Inc. (a)	20,366	886,125
Microsoft Corp.	137,720	3,940,169
Oracle Corp.	38,600	1,248,324
salesforce.com, Inc. (a)	3,500	625,905
VMware, Inc. Class A (a)	8,782	692,724
		7,393,247
TOTAL INFORMATION TECHNOLOGY		31,117,637
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	8,100	705,672
E.I. du Pont de Nemours & Co.	23,730	1,166,567
Monsanto Co.	4,700	496,461
		2,368,700
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	59,050	2,902,308
UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp.	23,200	979,040
TOTAL COMMON STOCKS (Cost $149,775,647)		163,990,542
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $138,150)	2,500	149,625
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $697,317)	697,317	$ 697,317
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $150,611,114)		164,837,484
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(324,800)
NET ASSETS - 100%		$ 164,512,684
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, affiliated entities delivered cash and securities valued at $151,144,783 in exchange for 15,114,478 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $150,634,260. Net unrealized appreciation aggregated $14,203,224, of which $15,712,351 related to appreciated investment securities and $1,509,127 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

March 31, 2013

1.799847.109

FIF-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Household Durables - 3.3%
PulteGroup, Inc. (a)	1,110,700	$ 22,480,568
Leisure Equipment & Products - 0.2%
Brunswick Corp.	38,500	1,317,470
Media - 5.7%
Comcast Corp. Class A	314,100	13,195,341
Discovery Communications, Inc. (a)	327,000	25,747,980
		38,943,321
Specialty Retail - 3.9%
Cabela's, Inc. Class A (a)	160,800	9,773,424
Home Depot, Inc.	234,000	16,328,520
		26,101,944
Textiles, Apparel & Luxury Goods - 2.6%
PVH Corp.	157,000	16,769,170
Ralph Lauren Corp.	6,000	1,015,860
		17,785,030
TOTAL CONSUMER DISCRETIONARY		106,628,333
CONSUMER STAPLES - 1.4%
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	144,100	9,226,723
ENERGY - 14.3%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	111,200	8,327,768
Oil, Gas & Consumable Fuels - 13.1%
Cabot Oil & Gas Corp.	330,000	22,311,300
Continental Resources, Inc. (a)	64,000	5,563,520
Noble Energy, Inc.	155,899	18,031,278
Phillips 66	292,000	20,431,240
Pioneer Natural Resources Co.	180,500	22,427,125
		88,764,463
TOTAL ENERGY		97,092,231
FINANCIALS - 17.0%
Capital Markets - 7.6%
Ameriprise Financial, Inc.	217,600	16,026,240
BlackRock, Inc. Class A	47,900	12,304,552
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	228,000	$ 13,472,520
The Blackstone Group LP	498,000	9,850,440
		51,653,752
Diversified Financial Services - 5.4%
Bank of America Corp.	968,000	11,790,240
Citigroup, Inc.	559,000	24,730,160
		36,520,400
Insurance - 3.1%
Berkshire Hathaway, Inc. Class B (a)	91,000	9,482,200
The Travelers Companies, Inc.	142,000	11,954,980
		21,437,180
Real Estate Investment Trusts - 0.9%
American Tower Corp.	77,900	5,992,068
TOTAL FINANCIALS		115,603,400
HEALTH CARE - 14.4%
Biotechnology - 12.3%
Amgen, Inc.	170,100	17,436,951
Biogen Idec, Inc. (a)	14,200	2,739,322
Celgene Corp. (a)	124,000	14,372,840
Gilead Sciences, Inc. (a)	398,000	19,474,140
Medivation, Inc. (a)	298,000	13,937,460
Onyx Pharmaceuticals, Inc. (a)	179,000	15,905,940
		83,866,653
Health Care Equipment & Supplies - 1.8%
The Cooper Companies, Inc.	115,567	12,467,368
Pharmaceuticals - 0.3%
Allergan, Inc.	16,000	1,786,080
TOTAL HEALTH CARE		98,120,101
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.4%
United Technologies Corp.	173,000	16,163,390
Airlines - 1.0%
Southwest Airlines Co.	502,800	6,777,744
Electrical Equipment - 1.8%
Eaton Corp. PLC	199,000	12,188,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 7.7%
Canadian Pacific Railway Ltd. (d)	249,000	$ 32,487,533
J.B. Hunt Transport Services, Inc.	266,200	19,826,576
		52,314,109
TOTAL INDUSTRIALS		87,443,993
INFORMATION TECHNOLOGY - 15.1%
Internet Software & Services - 5.5%
eBay, Inc. (a)	122,700	6,652,794
Google, Inc. Class A (a)	35,000	27,791,050
SciQuest, Inc. (a)	112,000	2,692,480
		37,136,324
IT Services - 6.4%
Accenture PLC Class A	20,000	1,519,400
Cognizant Technology Solutions Corp. Class A (a)	122,100	9,354,081
MasterCard, Inc. Class A	45,500	24,621,415
Visa, Inc. Class A	46,000	7,812,640
		43,307,536
Software - 3.2%
salesforce.com, Inc. (a)	103,600	18,526,788
ServiceNow, Inc.	40,500	1,466,100
Ultimate Software Group, Inc. (a)	11,000	1,145,760
Workday, Inc. Class A (d)	13,500	832,005
		21,970,653
TOTAL INFORMATION TECHNOLOGY		102,414,513
MATERIALS - 7.4%
Chemicals - 7.4%
Eastman Chemical Co.	424,000	29,624,880
Ecolab, Inc.	46,000	3,688,280
FMC Corp.	133,800	7,630,614
Monsanto Co.	87,000	9,189,810
		50,133,584
TOTAL COMMON STOCKS (Cost $590,408,712)		666,662,878
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	19,949,169	$ 19,949,169
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	34,004,400	34,004,400
TOTAL MONEY MARKET FUNDS (Cost $53,953,569)		53,953,569
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $644,362,281)		720,616,447
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(41,628,617)
NET ASSETS - 100%		$ 678,987,830
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,611
Fidelity Securities Lending Cash Central Fund	47,633
Total	$ 57,244
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $647,860,409. Net unrealized appreciation aggregated $72,756,038, of which $78,382,391 related to appreciated investment securities and $5,626,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

March 31, 2013

1.799854.109

FID-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Automobiles - 0.2%
Ford Motor Co.	885,000	$ 11,638
Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp.	200,000	11,270
Starbucks Corp.	895,098	50,985
		62,255
Household Durables - 2.5%
D.R. Horton, Inc.	2,340,600	56,877
PulteGroup, Inc. (a)	796,100	16,113
Ryland Group, Inc. (d)	651,000	27,095
Whirlpool Corp.	309,100	36,616
		136,701
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	149,500	39,840
Leisure Equipment & Products - 0.3%
Brunswick Corp.	400,000	13,688
Media - 5.5%
CBS Corp. Class B	750,000	35,018
Comcast Corp. Class A	2,557,000	107,420
News Corp. Class B	1,250,000	38,450
The Walt Disney Co.	1,473,800	83,712
Time Warner, Inc.	700,000	40,334
		304,934
Multiline Retail - 0.4%
Next PLC	314,600	20,870
Specialty Retail - 2.8%
Home Depot, Inc.	1,744,800	121,752
TJX Companies, Inc.	668,900	31,271
		153,023
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.	168,873	28,592
TOTAL CONSUMER DISCRETIONARY		771,541
CONSUMER STAPLES - 11.0%
Beverages - 2.2%
Beam, Inc.	169,300	10,757
The Coca-Cola Co.	2,823,500	114,182
		124,939
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	2,021,700	$ 111,173
Walgreen Co.	300,000	14,304
		125,477
Food Products - 1.8%
Bunge Ltd.	510,000	37,653
Kraft Foods Group, Inc.	441,133	22,732
Mondelez International, Inc.	750,000	22,958
The Hershey Co.	175,000	15,318
		98,661
Household Products - 2.9%
Colgate-Palmolive Co.	330,400	38,997
Procter & Gamble Co.	1,550,000	119,443
		158,440
Tobacco - 1.8%
Japan Tobacco, Inc.	1,424,000	45,382
Philip Morris International, Inc.	567,900	52,650
		98,032
TOTAL CONSUMER STAPLES		605,549
ENERGY - 8.0%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	376,900	22,614
Halliburton Co.	625,000	25,256
Noble Corp.	500,000	19,075
Seadrill Ltd.	300,000	11,163
		78,108
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	1,003,350	87,743
Cheniere Energy, Inc. (a)	489,100	13,695
Concho Resources, Inc. (a)	200,000	19,486
EV Energy Partners LP	259,500	14,161
Hess Corp.	486,800	34,860
InterOil Corp. (a)(d)	205,800	15,663
Marathon Oil Corp.	250,000	8,430
Marathon Petroleum Corp.	273,800	24,532
Murphy Oil Corp.	555,000	35,370
Occidental Petroleum Corp.	470,700	36,889
Tesoro Logistics LP	225,000	12,143
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,247,000	$ 46,713
WPX Energy, Inc. (a)	755,300	12,100
		361,785
TOTAL ENERGY		439,893
FINANCIALS - 18.3%
Capital Markets - 2.5%
Charles Schwab Corp.	850,000	15,037
Goldman Sachs Group, Inc.	267,700	39,392
Invesco Ltd.	350,000	10,136
Morgan Stanley	1,598,700	35,139
T. Rowe Price Group, Inc.	305,200	22,850
UBS AG (NY Shares)	1,041,000	16,021
		138,575
Commercial Banks - 3.9%
M&T Bank Corp.	264,300	27,265
SunTrust Banks, Inc.	1,214,900	35,001
U.S. Bancorp	733,000	24,871
Wells Fargo & Co.	2,969,167	109,829
Zions Bancorporation	601,351	15,028
		211,994
Consumer Finance - 1.9%
American Express Co.	767,092	51,748
Discover Financial Services	1,223,400	54,857
		106,605
Diversified Financial Services - 6.0%
Bank of America Corp.	6,531,700	79,556
Citigroup, Inc.	3,152,510	139,467
JPMorgan Chase & Co.	2,407,000	114,236
		333,259
Insurance - 2.3%
American International Group, Inc. (a)	1,705,000	66,188
Berkshire Hathaway, Inc. Class B (a)	592,400	61,728
		127,916
Real Estate Investment Trusts - 1.7%
American Tower Corp.	1,001,300	77,020
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	57,300	$ 8,728
Weyerhaeuser Co.	300,000	9,414
		95,162
TOTAL FINANCIALS		1,013,511
HEALTH CARE - 15.2%
Biotechnology - 6.5%
Acorda Therapeutics, Inc. (a)	551,237	17,656
Amgen, Inc.	1,139,700	116,831
Biogen Idec, Inc. (a)	534,600	103,130
BioMarin Pharmaceutical, Inc. (a)	406,400	25,302
Gilead Sciences, Inc. (a)	1,114,800	54,547
Grifols SA ADR	482,535	13,998
Seattle Genetics, Inc. (a)	314,300	11,161
Theravance, Inc. (a)	710,200	16,775
		359,400
Health Care Equipment & Supplies - 0.5%
Covidien PLC	446,500	30,291
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	838,400	23,375
Henry Schein, Inc. (a)	351,300	32,513
Qualicorp SA (a)	281,000	2,823
		58,711
Pharmaceuticals - 7.1%
AbbVie, Inc.	600,000	24,468
Allergan, Inc.	720,200	80,396
AVANIR Pharmaceuticals Class A (a)(d)	2,920,500	8,002
Eli Lilly & Co.	1,109,300	62,997
Johnson & Johnson	1,250,000	101,913
Pfizer, Inc.	3,979,400	114,845
		392,621
TOTAL HEALTH CARE		841,023
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	779,200	$ 58,713
Textron, Inc.	2,208,600	65,838
		124,551
Building Products - 2.0%
Armstrong World Industries, Inc.	1,272,875	71,141
ASSA ABLOY AB (B Shares)	1,025,600	41,880
		113,021
Industrial Conglomerates - 0.7%
Danaher Corp.	643,800	40,012
Machinery - 1.4%
Caterpillar, Inc.	190,000	16,524
Cummins, Inc.	539,000	62,422
		78,946
Road & Rail - 1.7%
Union Pacific Corp.	643,300	91,612
TOTAL INDUSTRIALS		448,142
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.6%
Motorola Solutions, Inc.	1,374,300	87,996
QUALCOMM, Inc.	830,800	55,622
		143,618
Computers & Peripherals - 1.5%
Apple, Inc.	183,500	81,223
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	1,072,738	80,080
Internet Software & Services - 5.2%
eBay, Inc. (a)	1,081,900	58,661
Facebook, Inc. Class A	260,071	6,653
Google, Inc. Class A (a)	251,800	199,937
LinkedIn Corp. (a)	115,700	20,370
		285,621
IT Services - 1.3%
Fidelity National Information Services, Inc.	410,700	16,272
Visa, Inc. Class A	327,600	55,640
		71,912
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	737,300	$ 26,152
ASML Holding NV	227,427	15,467
NXP Semiconductors NV (a)	1,013,500	30,669
Samsung Electronics Co. Ltd.	16,968	23,303
		95,591
Software - 0.8%
Adobe Systems, Inc. (a)	275,000	11,965
Citrix Systems, Inc. (a)	189,900	13,703
Oracle Corp.	546,500	17,674
		43,342
TOTAL INFORMATION TECHNOLOGY		801,387
MATERIALS - 6.4%
Chemicals - 3.9%
Axiall Corp.	526,800	32,746
Eastman Chemical Co.	376,100	26,278
LyondellBasell Industries NV Class A	448,014	28,355
Monsanto Co.	924,900	97,697
W.R. Grace & Co. (a)	423,100	32,794
		217,870
Construction Materials - 2.5%
Lafarge SA (Bearer)	197,300	13,108
Martin Marietta Materials, Inc.	537,000	54,785
Vulcan Materials Co.	1,307,954	67,621
		135,514
TOTAL MATERIALS		353,384
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	1,551,300	76,246
UTILITIES - 1.3%
Electric Utilities - 0.7%
Edison International	546,400	27,495
NextEra Energy, Inc.	178,700	13,881
		41,376
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
Sempra Energy	393,200	$ 31,432
TOTAL UTILITIES		72,808
TOTAL COMMON STOCKS (Cost $4,474,373)		5,423,484
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $29,587)	145,100	28,829
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.15% (b)	45,334,159	45,334
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	19,459,200	19,459
TOTAL MONEY MARKET FUNDS (Cost $64,793)		64,793
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,568,753)		5,517,106
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,266
NET ASSETS - 100%		$ 5,520,372
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 145
Fidelity Securities Lending Cash Central Fund	496
Total	$ 641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 71,748
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $4,600,236,000. Net unrealized appreciation aggregated $916,870,000, of which $944,890,000 related to appreciated investment securities and $28,020,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

March 31, 2013

1.799853.109

CII-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.1%
Automobiles - 2.9%
Harley-Davidson, Inc.	400,261	$ 21,334
Tesla Motors, Inc. (a)	133,392	5,054
		26,388
Diversified Consumer Services - 1.5%
Anhanguera Educacional Participacoes SA	304,000	4,915
H&R Block, Inc.	88,050	2,590
Kroton Educacional SA	480,000	6,147
		13,652
Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc. (a)	24,231	7,896
Dunkin' Brands Group, Inc.	132,569	4,889
Panera Bread Co. Class A (a)	29,904	4,941
Starbucks Corp.	220,926	12,584
Texas Roadhouse, Inc. Class A	83,878	1,693
Yum! Brands, Inc.	67,496	4,856
		36,859
Household Durables - 1.0%
D.R. Horton, Inc.	80,164	1,948
Ethan Allen Interiors, Inc. (d)	31,504	1,037
Mohawk Industries, Inc. (a)	45,577	5,156
Toll Brothers, Inc. (a)	25,800	883
		9,024
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	32,378	8,628
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	194,743	7,716
Discovery Communications, Inc. Class C (non-vtg.) (a)	95,250	6,624
Lions Gate Entertainment Corp. (a)	175,606	4,174
		18,514
Multiline Retail - 0.7%
Dollarama, Inc.	102,490	6,581
Specialty Retail - 5.1%
GNC Holdings, Inc.	329,891	12,958
Home Depot, Inc.	367,212	25,624
TJX Companies, Inc.	73,618	3,442
Vitamin Shoppe, Inc. (a)	75,193	3,673
		45,697
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
ECLAT Textile Co. Ltd.	221,000	$ 958
lululemon athletica, Inc. (a)	30,500	1,902
NIKE, Inc. Class B	79,026	4,663
		7,523
TOTAL CONSUMER DISCRETIONARY		172,866
CONSUMER STAPLES - 10.8%
Beverages - 2.0%
SABMiller PLC	126,100	6,637
The Coca-Cola Co.	287,786	11,638
		18,275
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	48,400	5,136
Whole Foods Market, Inc.	64,865	5,627
		10,763
Food Products - 4.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	359,172	20,387
Mead Johnson Nutrition Co. Class A	134,800	10,440
The Hershey Co.	135,977	11,902
		42,729
Household Products - 0.2%
Colgate-Palmolive Co.	18,919	2,233
Personal Products - 0.8%
Herbalife Ltd.	187,029	7,004
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	46,200	4,946
Philip Morris International, Inc.	130,129	12,064
		17,010
TOTAL CONSUMER STAPLES		98,014
ENERGY - 5.9%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	131,900	8,600
Dril-Quip, Inc. (a)	27,058	2,359
Oceaneering International, Inc.	109,249	7,255
		18,214
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.9%
Bonanza Creek Energy, Inc. (a)	77,344	$ 2,991
Cobalt International Energy, Inc. (a)	83,900	2,366
Concho Resources, Inc. (a)	60,321	5,877
Kosmos Energy Ltd. (a)	359,011	4,057
Markwest Energy Partners LP	54,460	3,308
Noble Energy, Inc.	25,300	2,926
Phillips 66	124,502	8,711
Pioneer Natural Resources Co.	39,400	4,895
		35,131
TOTAL ENERGY		53,345
FINANCIALS - 3.9%
Capital Markets - 1.0%
Apollo Global Management LLC Class A	62,004	1,342
BlackRock, Inc. Class A	13,900	3,571
Invesco Ltd.	149,021	4,316
		9,229
Commercial Banks - 0.3%
First Republic Bank	39,500	1,525
HDFC Bank Ltd. sponsored ADR	23,500	879
		2,404
Consumer Finance - 0.4%
Mahindra & Mahindra Financial Services Ltd.	348,874	1,250
Shriram Transport Finance Co. Ltd.	151,885	1,938
		3,188
Insurance - 0.2%
Berkshire Hathaway, Inc. Class B (a)	21,300	2,219
Real Estate Investment Trusts - 1.0%
American Tower Corp.	115,363	8,874
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	222,810	5,626
Realogy Holdings Corp.	66,584	3,252
		8,878
TOTAL FINANCIALS		34,792
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.1%
Biotechnology - 7.8%
Acorda Therapeutics, Inc. (a)	31,467	$ 1,008
Amgen, Inc.	117,300	12,024
Biogen Idec, Inc. (a)	76,779	14,811
BioMarin Pharmaceutical, Inc. (a)	155,874	9,705
Biovitrum AB (a)	355,126	2,283
Cytokinetics, Inc.	480,700	548
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	51
Gilead Sciences, Inc. (a)	380,760	18,631
Onyx Pharmaceuticals, Inc. (a)	53,501	4,754
Regeneron Pharmaceuticals, Inc. (a)	17,284	3,049
Thrombogenics NV (a)(d)	36,997	1,783
Vertex Pharmaceuticals, Inc. (a)	39,334	2,163
		70,810
Health Care Equipment & Supplies - 0.5%
The Cooper Companies, Inc.	43,107	4,650
Health Care Providers & Services - 3.7%
Apollo Hospitals Enterprise Ltd.	107,562	1,658
Express Scripts Holding Co. (a)	519,017	29,921
Qualicorp SA (a)	222,700	2,237
		33,816
Health Care Technology - 0.6%
Cerner Corp. (a)	52,380	4,963
Pharmaceuticals - 2.5%
Endo Health Solutions, Inc. (a)	44,290	1,362
Novo Nordisk A/S Series B (d)	30,397	4,939
Pacira Pharmaceuticals, Inc. (a)	73,574	2,123
Valeant Pharmaceuticals International, Inc. (Canada) (a)	183,311	13,761
		22,185
TOTAL HEALTH CARE		136,424
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.5%
Textron, Inc.	107,206	3,196
TransDigm Group, Inc.	44,358	6,783
United Technologies Corp.	131,235	12,261
		22,240
Building Products - 0.2%
USG Corp. (a)	86,130	2,277
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
EMCOR Group, Inc.	57,642	$ 2,443
Electrical Equipment - 2.8%
AMETEK, Inc.	98,645	4,277
Hubbell, Inc. Class B	60,649	5,890
Regal-Beloit Corp.	54,459	4,442
Roper Industries, Inc.	86,106	10,962
		25,571
Industrial Conglomerates - 1.1%
Danaher Corp.	154,950	9,630
Machinery - 0.6%
American Railcar Industries, Inc. (d)	22,152	1,035
Graco, Inc.	11,716	680
Manitowoc Co., Inc.	175,116	3,600
		5,315
Professional Services - 1.1%
Equifax, Inc.	79,563	4,582
Verisk Analytics, Inc. (a)	93,367	5,754
		10,336
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	95,800	3,704
TOTAL INDUSTRIALS		81,516
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 1.4%
QUALCOMM, Inc.	194,482	13,021
Computers & Peripherals - 9.9%
Apple, Inc.	166,602	73,750
SanDisk Corp. (a)	288,678	15,877
		89,627
Internet Software & Services - 7.2%
Blucora, Inc. (a)	186,585	2,888
CoStar Group, Inc. (a)	17,854	1,954
E2open, Inc.	15,165	302
eBay, Inc. (a)	155,022	8,405
Facebook, Inc. Class A	700,791	17,926
Google, Inc. Class A (a)	27,914	22,165
LinkedIn Corp. (a)	11,240	1,979
Marin Software, Inc.	43,005	707
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
MercadoLibre, Inc. (d)	30,658	$ 2,960
SciQuest, Inc. (a)	47,446	1,141
SPS Commerce, Inc. (a)	89,408	3,815
Yahoo!, Inc. (a)	47,221	1,111
		65,353
IT Services - 2.6%
FleetCor Technologies, Inc. (a)	55,500	4,255
Visa, Inc. Class A	113,872	19,340
		23,595
Semiconductors & Semiconductor Equipment - 2.5%
Avago Technologies Ltd.	40,220	1,445
Broadcom Corp. Class A	608,597	21,100
		22,545
Software - 4.9%
ANSYS, Inc. (a)	26,512	2,159
Citrix Systems, Inc. (a)	142,959	10,316
Computer Modelling Group Ltd. (d)	125,200	2,599
FleetMatics Group PLC	65,700	1,593
salesforce.com, Inc. (a)	80,366	14,372
SolarWinds, Inc. (a)	142,991	8,451
VMware, Inc. Class A (a)	46,075	3,634
Workday, Inc. Class A (d)	14,600	900
		44,024
TOTAL INFORMATION TECHNOLOGY		258,165
MATERIALS - 5.7%
Chemicals - 4.0%
FMC Corp.	130,646	7,451
LyondellBasell Industries NV Class A	44,828	2,837
Monsanto Co.	179,442	18,954
Sherwin-Williams Co.	41,000	6,924
		36,166
Construction Materials - 1.0%
James Hardie Industries PLC sponsored ADR	64,900	3,383
Vulcan Materials Co.	107,631	5,565
		8,948
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.7%
Canfor Corp. (a)	115,500	$ 2,417
Norbord, Inc. (a)	113,300	3,857
		6,274
TOTAL MATERIALS		51,388
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	90,412	6,511
UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	119,431	10,660
TOTAL COMMON STOCKS (Cost $719,269)		903,681
Money Market Funds - 2.2%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $20,476)	20,476,221	20,476
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $739,745)		924,157
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(19,290)
NET ASSETS - 100%		$ 904,867
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	716
Total	$ 743
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 172,866	$ 172,866	$ -	$ -
Consumer Staples	98,014	98,014	-	-
Energy	53,345	53,345	-	-
Financials	34,792	34,792	-	-
Health Care	136,424	136,373	51	-
Industrials	81,516	81,516	-	-
Information Technology	258,165	258,165	-	-
Materials	51,388	51,388	-	-
Telecommunication Services	6,511	6,511	-	-
Utilities	10,660	10,660	-	-
Money Market Funds	20,476	20,476	-	-
Total Investments in Securities:	$ 924,157	$ 924,106	$ 51	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 9,969
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $742,400,000. Net unrealized appreciation aggregated $181,757,000, of which $190,778,000 related to appreciated investment securities and $9,021,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

March 31, 2013

1.799848.109

GII-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
Johnson Controls, Inc.	272,300	$ 9,549,561
Automobiles - 0.7%
Ford Motor Co.	1,298,400	17,073,960
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	92,300	9,201,387
Yum! Brands, Inc.	115,800	8,330,652
		17,532,039
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (a)	5,100	3,508,443
Media - 5.4%
Comcast Corp. Class A (special) (non-vtg.)	1,251,300	49,576,506
News Corp. Class A	272,300	8,310,596
The Walt Disney Co.	253,400	14,393,120
Time Warner Cable, Inc.	59,000	5,667,540
Time Warner, Inc.	632,700	36,456,174
Viacom, Inc. Class B (non-vtg.)	217,300	13,379,161
		127,783,097
Multiline Retail - 2.2%
Target Corp.	754,300	51,631,835
Specialty Retail - 2.0%
Home Depot, Inc.	116,300	8,115,414
Lowe's Companies, Inc.	1,058,700	40,145,904
		48,261,318
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	37,900	1,894,621
TOTAL CONSUMER DISCRETIONARY		277,234,874
CONSUMER STAPLES - 10.7%
Beverages - 2.7%
PepsiCo, Inc.	309,200	24,460,812
The Coca-Cola Co.	1,001,300	40,492,572
		64,953,384
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	301,400	16,573,986
Walgreen Co.	839,300	40,017,824
		56,591,810
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Danone SA	121,900	$ 8,481,658
Kellogg Co.	277,800	17,898,654
		26,380,312
Household Products - 3.3%
Kimberly-Clark Corp.	215,000	21,065,700
Procter & Gamble Co.	729,300	56,199,858
		77,265,558
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	196,600	21,046,030
Philip Morris International, Inc.	81,330	7,540,104
		28,586,134
TOTAL CONSUMER STAPLES		253,777,198
ENERGY - 13.1%
Energy Equipment & Services - 2.3%
Halliburton Co.	583,400	23,575,194
National Oilwell Varco, Inc.	139,500	9,869,625
Schlumberger Ltd.	271,000	20,295,190
		53,740,009
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	217,505	16,782,686
BG Group PLC	333,900	5,727,918
BP PLC sponsored ADR	221,700	9,388,995
Canadian Natural Resources Ltd.	593,700	19,035,103
Chevron Corp.	523,100	62,154,742
Exxon Mobil Corp.	446,871	40,267,546
Occidental Petroleum Corp.	600,200	47,037,674
Royal Dutch Shell PLC Class A sponsored ADR	320,603	20,890,491
Suncor Energy, Inc.	755,700	22,644,591
The Williams Companies, Inc.	324,000	12,137,040
		256,066,786
TOTAL ENERGY		309,806,795
FINANCIALS - 19.2%
Capital Markets - 3.5%
BlackRock, Inc. Class A	46,800	12,021,984
Charles Schwab Corp.	1,344,300	23,780,667
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,509,300	$ 33,174,414
State Street Corp.	230,400	13,614,336
		82,591,401
Commercial Banks - 5.1%
PNC Financial Services Group, Inc.	240,000	15,960,000
Standard Chartered PLC (United Kingdom)	274,274	7,099,262
U.S. Bancorp	594,100	20,157,813
Wells Fargo & Co.	2,103,030	77,791,080
		121,008,155
Diversified Financial Services - 8.3%
Bank of America Corp.	3,532,800	43,029,504
Citigroup, Inc.	1,264,670	55,949,001
JPMorgan Chase & Co.	2,066,200	98,061,850
		197,040,355
Insurance - 2.3%
AFLAC, Inc.	108,500	5,644,170
American International Group, Inc. (a)	325,500	12,635,910
MetLife, Inc.	762,300	28,982,646
Prudential Financial, Inc.	113,800	6,713,062
		53,975,788
TOTAL FINANCIALS		454,615,699
HEALTH CARE - 12.9%
Biotechnology - 0.9%
Amgen, Inc.	213,990	21,936,115
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	270,100	9,539,932
Baxter International, Inc.	121,700	8,840,288
Stryker Corp.	123,700	8,070,188
		26,450,408
Health Care Providers & Services - 3.7%
Aetna, Inc.	329,100	16,823,592
McKesson Corp.	244,300	26,374,628
UnitedHealth Group, Inc.	363,200	20,778,672
WellPoint, Inc.	353,800	23,432,174
		87,409,066
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	123,300	9,431,217
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.8%
AbbVie, Inc.	428,100	$ 17,457,918
Eli Lilly & Co.	109,700	6,229,863
GlaxoSmithKline PLC sponsored ADR	266,000	12,478,060
Johnson & Johnson	576,800	47,026,504
Merck & Co., Inc.	1,196,700	52,930,041
Novartis AG sponsored ADR	28,700	2,044,588
Pfizer, Inc.	536,600	15,486,276
Sanofi SA	54,735	5,561,746
		159,214,996
TOTAL HEALTH CARE		304,441,802
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	140,000	10,549,000
Precision Castparts Corp.	25,800	4,892,196
The Boeing Co.	306,000	26,270,100
United Technologies Corp.	178,100	16,639,883
		58,351,179
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	402,100	34,540,390
Industrial Conglomerates - 3.3%
General Electric Co.	3,352,700	77,514,424
Machinery - 0.4%
Illinois Tool Works, Inc.	146,800	8,945,992
Road & Rail - 1.6%
CSX Corp.	582,500	14,346,975
Norfolk Southern Corp.	186,200	14,352,296
Union Pacific Corp.	71,100	10,125,351
		38,824,622
TOTAL INDUSTRIALS		218,176,607
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,816,200	37,976,742
QUALCOMM, Inc.	323,700	21,671,715
		59,648,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.1%
Apple, Inc.	218,701	$ 96,803,624
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	73,950	58,718,519
IT Services - 4.6%
Accenture PLC Class A	90,000	6,837,300
Automatic Data Processing, Inc.	144,600	9,401,892
Cognizant Technology Solutions Corp. Class A (a)	257,600	19,734,736
IBM Corp.	94,200	20,092,860
MasterCard, Inc. Class A	54,100	29,275,133
Visa, Inc. Class A	143,800	24,422,992
		109,764,913
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. Class A	241,900	8,386,673
Intel Corp.	223,300	4,879,105
		13,265,778
Software - 4.4%
Adobe Systems, Inc. (a)	257,100	11,186,421
Microsoft Corp.	2,028,300	58,029,663
Oracle Corp.	562,000	18,175,080
salesforce.com, Inc. (a)	32,800	5,865,624
VMware, Inc. Class A (a)	122,600	9,670,688
		102,927,476
TOTAL INFORMATION TECHNOLOGY		441,128,767
MATERIALS - 1.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	85,200	7,422,624
E.I. du Pont de Nemours & Co.	333,800	16,409,608
Monsanto Co.	50,800	5,366,004
Syngenta AG (Switzerland)	28,022	11,689,363
		40,887,599
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	620,300	30,487,745
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	598,900	$ 17,014,749
TOTAL TELECOMMUNICATION SERVICES		47,502,494
UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp.	316,800	13,368,960
TOTAL COMMON STOCKS (Cost $2,016,868,500)		2,360,940,795
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	1,939,140
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,018,500,319)		2,362,879,935
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,879,175
NET ASSETS - 100%		$ 2,364,759,110
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,100
Fidelity Securities Lending Cash Central Fund	15,400
Total	$ 45,500
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $2,025,016,829. Net unrealized appreciation aggregated $337,863,106, of which $371,709,820 related to appreciated investment securities and $33,846,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864815.105

AGII-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
Johnson Controls, Inc.	272,300	$ 9,549,561
Automobiles - 0.7%
Ford Motor Co.	1,298,400	17,073,960
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	92,300	9,201,387
Yum! Brands, Inc.	115,800	8,330,652
		17,532,039
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (a)	5,100	3,508,443
Media - 5.4%
Comcast Corp. Class A (special) (non-vtg.)	1,251,300	49,576,506
News Corp. Class A	272,300	8,310,596
The Walt Disney Co.	253,400	14,393,120
Time Warner Cable, Inc.	59,000	5,667,540
Time Warner, Inc.	632,700	36,456,174
Viacom, Inc. Class B (non-vtg.)	217,300	13,379,161
		127,783,097
Multiline Retail - 2.2%
Target Corp.	754,300	51,631,835
Specialty Retail - 2.0%
Home Depot, Inc.	116,300	8,115,414
Lowe's Companies, Inc.	1,058,700	40,145,904
		48,261,318
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	37,900	1,894,621
TOTAL CONSUMER DISCRETIONARY		277,234,874
CONSUMER STAPLES - 10.7%
Beverages - 2.7%
PepsiCo, Inc.	309,200	24,460,812
The Coca-Cola Co.	1,001,300	40,492,572
		64,953,384
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	301,400	16,573,986
Walgreen Co.	839,300	40,017,824
		56,591,810
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Danone SA	121,900	$ 8,481,658
Kellogg Co.	277,800	17,898,654
		26,380,312
Household Products - 3.3%
Kimberly-Clark Corp.	215,000	21,065,700
Procter & Gamble Co.	729,300	56,199,858
		77,265,558
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	196,600	21,046,030
Philip Morris International, Inc.	81,330	7,540,104
		28,586,134
TOTAL CONSUMER STAPLES		253,777,198
ENERGY - 13.1%
Energy Equipment & Services - 2.3%
Halliburton Co.	583,400	23,575,194
National Oilwell Varco, Inc.	139,500	9,869,625
Schlumberger Ltd.	271,000	20,295,190
		53,740,009
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	217,505	16,782,686
BG Group PLC	333,900	5,727,918
BP PLC sponsored ADR	221,700	9,388,995
Canadian Natural Resources Ltd.	593,700	19,035,103
Chevron Corp.	523,100	62,154,742
Exxon Mobil Corp.	446,871	40,267,546
Occidental Petroleum Corp.	600,200	47,037,674
Royal Dutch Shell PLC Class A sponsored ADR	320,603	20,890,491
Suncor Energy, Inc.	755,700	22,644,591
The Williams Companies, Inc.	324,000	12,137,040
		256,066,786
TOTAL ENERGY		309,806,795
FINANCIALS - 19.2%
Capital Markets - 3.5%
BlackRock, Inc. Class A	46,800	12,021,984
Charles Schwab Corp.	1,344,300	23,780,667
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,509,300	$ 33,174,414
State Street Corp.	230,400	13,614,336
		82,591,401
Commercial Banks - 5.1%
PNC Financial Services Group, Inc.	240,000	15,960,000
Standard Chartered PLC (United Kingdom)	274,274	7,099,262
U.S. Bancorp	594,100	20,157,813
Wells Fargo & Co.	2,103,030	77,791,080
		121,008,155
Diversified Financial Services - 8.3%
Bank of America Corp.	3,532,800	43,029,504
Citigroup, Inc.	1,264,670	55,949,001
JPMorgan Chase & Co.	2,066,200	98,061,850
		197,040,355
Insurance - 2.3%
AFLAC, Inc.	108,500	5,644,170
American International Group, Inc. (a)	325,500	12,635,910
MetLife, Inc.	762,300	28,982,646
Prudential Financial, Inc.	113,800	6,713,062
		53,975,788
TOTAL FINANCIALS		454,615,699
HEALTH CARE - 12.9%
Biotechnology - 0.9%
Amgen, Inc.	213,990	21,936,115
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	270,100	9,539,932
Baxter International, Inc.	121,700	8,840,288
Stryker Corp.	123,700	8,070,188
		26,450,408
Health Care Providers & Services - 3.7%
Aetna, Inc.	329,100	16,823,592
McKesson Corp.	244,300	26,374,628
UnitedHealth Group, Inc.	363,200	20,778,672
WellPoint, Inc.	353,800	23,432,174
		87,409,066
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	123,300	9,431,217
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.8%
AbbVie, Inc.	428,100	$ 17,457,918
Eli Lilly & Co.	109,700	6,229,863
GlaxoSmithKline PLC sponsored ADR	266,000	12,478,060
Johnson & Johnson	576,800	47,026,504
Merck & Co., Inc.	1,196,700	52,930,041
Novartis AG sponsored ADR	28,700	2,044,588
Pfizer, Inc.	536,600	15,486,276
Sanofi SA	54,735	5,561,746
		159,214,996
TOTAL HEALTH CARE		304,441,802
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	140,000	10,549,000
Precision Castparts Corp.	25,800	4,892,196
The Boeing Co.	306,000	26,270,100
United Technologies Corp.	178,100	16,639,883
		58,351,179
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	402,100	34,540,390
Industrial Conglomerates - 3.3%
General Electric Co.	3,352,700	77,514,424
Machinery - 0.4%
Illinois Tool Works, Inc.	146,800	8,945,992
Road & Rail - 1.6%
CSX Corp.	582,500	14,346,975
Norfolk Southern Corp.	186,200	14,352,296
Union Pacific Corp.	71,100	10,125,351
		38,824,622
TOTAL INDUSTRIALS		218,176,607
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,816,200	37,976,742
QUALCOMM, Inc.	323,700	21,671,715
		59,648,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.1%
Apple, Inc.	218,701	$ 96,803,624
Internet Software & Services - 2.5%
Google, Inc. Class A (a)	73,950	58,718,519
IT Services - 4.6%
Accenture PLC Class A	90,000	6,837,300
Automatic Data Processing, Inc.	144,600	9,401,892
Cognizant Technology Solutions Corp. Class A (a)	257,600	19,734,736
IBM Corp.	94,200	20,092,860
MasterCard, Inc. Class A	54,100	29,275,133
Visa, Inc. Class A	143,800	24,422,992
		109,764,913
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. Class A	241,900	8,386,673
Intel Corp.	223,300	4,879,105
		13,265,778
Software - 4.4%
Adobe Systems, Inc. (a)	257,100	11,186,421
Microsoft Corp.	2,028,300	58,029,663
Oracle Corp.	562,000	18,175,080
salesforce.com, Inc. (a)	32,800	5,865,624
VMware, Inc. Class A (a)	122,600	9,670,688
		102,927,476
TOTAL INFORMATION TECHNOLOGY		441,128,767
MATERIALS - 1.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	85,200	7,422,624
E.I. du Pont de Nemours & Co.	333,800	16,409,608
Monsanto Co.	50,800	5,366,004
Syngenta AG (Switzerland)	28,022	11,689,363
		40,887,599
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	620,300	30,487,745
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	598,900	$ 17,014,749
TOTAL TELECOMMUNICATION SERVICES		47,502,494
UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp.	316,800	13,368,960
TOTAL COMMON STOCKS (Cost $2,016,868,500)		2,360,940,795
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	1,939,140
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,018,500,319)		2,362,879,935
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,879,175
NET ASSETS - 100%		$ 2,364,759,110
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,100
Fidelity Securities Lending Cash Central Fund	15,400
Total	$ 45,500
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $2,025,016,829. Net unrealized appreciation aggregated $337,863,106, of which $371,709,820 related to appreciated investment securities and $33,846,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Mega Cap Fund

March 31, 2013

1.951036.100

MHT-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.4%
Johnson Controls, Inc.	256,179	$ 8,984,198
Automobiles - 0.7%
Ford Motor Co.	1,080,006	14,202,079
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	116,200	11,583,978
Yum! Brands, Inc.	101,500	7,301,910
		18,885,888
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (a)	4,400	3,026,892
Media - 5.6%
Comcast Corp. Class A (special) (non-vtg.)	1,083,700	42,936,194
News Corp. Class A	238,500	7,279,020
The Walt Disney Co.	232,300	13,194,640
Time Warner Cable, Inc.	53,480	5,137,289
Time Warner, Inc.	551,700	31,788,954
Viacom, Inc. Class B (non-vtg.)	193,200	11,895,324
		112,231,421
Multiline Retail - 2.2%
Target Corp.	658,500	45,074,325
Specialty Retail - 2.1%
Home Depot, Inc.	116,195	8,108,087
Lowe's Companies, Inc.	904,900	34,313,808
		42,421,895
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	27,700	1,384,723
TOTAL CONSUMER DISCRETIONARY		246,211,421
CONSUMER STAPLES - 10.7%
Beverages - 3.1%
PepsiCo, Inc.	289,100	22,870,701
The Coca-Cola Co.	979,595	39,614,822
		62,485,523
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	266,600	14,660,334
Walgreen Co.	760,495	36,260,402
		50,920,736
Food Products - 0.7%
Kellogg Co.	226,760	14,610,147
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.5%
Kimberly-Clark Corp.	193,871	$ 18,995,481
Procter & Gamble Co.	666,300	51,345,078
		70,340,559
Tobacco - 0.9%
Altria Group, Inc.	79,773	2,743,393
Lorillard, Inc.	159,938	6,453,498
Philip Morris International, Inc.	84,400	7,824,724
		17,021,615
TOTAL CONSUMER STAPLES		215,378,580
ENERGY - 12.8%
Energy Equipment & Services - 2.3%
Halliburton Co.	499,100	20,168,631
National Oilwell Varco, Inc.	114,900	8,129,175
Schlumberger Ltd.	238,957	17,895,490
		46,193,296
Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	240,660	18,569,326
Chevron Corp.	560,800	66,634,256
Exxon Mobil Corp.	767,300	69,141,403
Occidental Petroleum Corp.	542,670	42,529,048
The Williams Companies, Inc.	394,900	14,792,954
		211,666,987
TOTAL ENERGY		257,860,283
FINANCIALS - 19.1%
Capital Markets - 3.4%
BlackRock, Inc. Class A	33,300	8,554,104
Charles Schwab Corp.	1,186,292	20,985,505
Morgan Stanley	1,262,500	27,749,750
State Street Corp.	188,982	11,166,946
		68,456,305
Commercial Banks - 4.9%
PNC Financial Services Group, Inc.	223,612	14,870,198
U.S. Bancorp	552,400	18,742,932
Wells Fargo & Co.	1,790,917	66,246,020
		99,859,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 8.5%
Bank of America Corp.	3,040,835	$ 37,037,370
Citigroup, Inc.	1,107,583	48,999,472
JPMorgan Chase & Co.	1,781,265	84,538,835
		170,575,677
Insurance - 2.3%
AFLAC, Inc.	84,950	4,419,099
American International Group, Inc. (a)	301,800	11,715,876
MetLife, Inc.	670,100	25,477,202
Prudential Financial, Inc.	91,700	5,409,383
		47,021,560
TOTAL FINANCIALS		385,912,692
HEALTH CARE - 12.6%
Biotechnology - 1.0%
Amgen, Inc.	192,500	19,733,175
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	243,949	8,616,279
Baxter International, Inc.	103,900	7,547,296
Stryker Corp.	151,600	9,890,384
		26,053,959
Health Care Providers & Services - 3.7%
Aetna, Inc.	291,800	14,916,816
McKesson Corp.	206,455	22,288,882
UnitedHealth Group, Inc.	318,982	18,248,960
WellPoint, Inc.	301,100	19,941,853
		75,396,511
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	103,900	7,947,311
Pharmaceuticals - 6.2%
AbbVie, Inc.	340,862	13,900,352
Eli Lilly & Co.	132,187	7,506,900
Johnson & Johnson	500,100	40,773,153
Merck & Co., Inc.	1,076,400	47,609,172
Pfizer, Inc.	497,208	14,349,423
		124,139,000
TOTAL HEALTH CARE		253,269,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	124,700	$ 9,396,145
Precision Castparts Corp.	22,000	4,171,640
The Boeing Co.	271,593	23,316,259
United Technologies Corp.	170,000	15,883,100
		52,767,144
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	343,600	29,515,240
Industrial Conglomerates - 3.2%
General Electric Co.	2,837,091	65,593,544
Machinery - 0.4%
Illinois Tool Works, Inc.	137,800	8,397,532
Road & Rail - 1.7%
CSX Corp.	531,328	13,086,609
Norfolk Southern Corp.	155,934	12,019,393
Union Pacific Corp.	62,400	8,886,384
		33,992,386
TOTAL INDUSTRIALS		190,265,846
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,588,300	33,211,353
QUALCOMM, Inc.	278,800	18,665,660
		51,877,013
Computers & Peripherals - 4.1%
Apple, Inc.	185,581	82,143,718
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	62,500	49,626,875
IT Services - 4.7%
Accenture PLC Class A	74,600	5,667,362
Automatic Data Processing, Inc.	122,167	7,943,298
Cognizant Technology Solutions Corp. Class A (a)	231,235	17,714,913
IBM Corp.	81,900	17,469,270
MasterCard, Inc. Class A	45,800	24,783,754
Visa, Inc. Class A	120,600	20,482,704
		94,061,301
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. Class A	226,618	$ 7,856,846
Intel Corp.	199,100	4,350,335
		12,207,181
Software - 4.5%
Adobe Systems, Inc. (a)	249,034	10,835,469
Microsoft Corp.	1,684,080	48,181,529
Oracle Corp.	472,400	15,277,416
salesforce.com, Inc. (a)	43,100	7,707,573
VMware, Inc. Class A (a)	107,318	8,465,244
		90,467,231
TOTAL INFORMATION TECHNOLOGY		380,383,319
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	99,000	8,624,880
E.I. du Pont de Nemours & Co.	290,170	14,264,757
Monsanto Co.	57,100	6,031,473
		28,921,110
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	722,450	35,508,418
UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp.	283,700	11,972,140
TOTAL COMMON STOCKS (Cost $1,838,296,337)		2,005,683,765
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,828,186)	33,000	1,975,050
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $9,939,461)	9,939,461	$ 9,939,461
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,850,063,984)		2,017,598,276
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,764,924)
NET ASSETS - 100%		$ 2,014,833,352
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,182
Fidelity Securities Lending Cash Central Fund	637
Total	$ 5,819
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, affiliated entities delivered cash and securities valued at $1,864,134,700 in exchange for 186,413,470 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $1,850,462,917. Net unrealized appreciation aggregated $167,135,359, of which $185,617,520 related to appreciated investment securities and $18,482,161 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013